Convertible debentures - Valuation model included major inputs (Details)	Dec. 31, 2025 Y
Discount rate
Convertible debentures
Measurement input	16.61
Expected terms (in years)
Convertible debentures
Measurement input	4
Expected volatility
Convertible debentures
Measurement input	145.75
Risk free interest rate
Convertible debentures
Measurement input	3.93